MERRILL LYNCH
                                                                 CALIFORNIA
                                                                 MUNICIPAL
                                                                 BOND FUND

                                [GRAPHIC OMITTED]

                                                        STRATEGIC
                                                                 Performance

                                                                 Annual Report
                                                                 August 31, 2000

Merrill Lynch California Municipal Bond Fund                     August 31, 2000

TO OUR SHAREHOLDERS

The Municipal Market Environment

During the six months ended August 31, 2000, US domestic economic growth remained robust. After growing at a 4.2% annual rate in 1999, US domestic economic growth expanded at a 4.8% rate during the first quarter of 2000 and at a 5.2% rate during the second quarter. However, despite these significant growth rates and the lowest unemployment rates since 1970, few price measure indicators have shown any meaningful signs of future price pressures at the consumer level. With few signs of any economic slowdown, the Federal Reserve Board continued to raise short-term interest rates in February, March and May 2000. The Federal Reserve Board cited both the continued growth of US employment and the continued strength of US equity markets as reasons for attempting to moderate US economic growth before inflationary price pressures can occur.

However, since then fixed-income markets have largely ignored strong economic fundamentals and concentrated upon very positive technical supply factors. Declining bond issuance--both current, and more importantly, expected future issuance--helped push bond yields lower into mid-April 2000. In late January and early February 2000, the US Treasury announced its intention to reduce the amounts to be auctioned in the quarterly Treasury note and bond auctions. Furthermore, budgetary surpluses allowed the US Treasury to repurchase outstanding, higher-couponed Treasury issues, primarily in the 15-year and longer maturity sector. Both these actions resulted in significant reduction in the outstanding supply of longer-dated maturity US Treasury debt. Domestic and international investors soon began to accumulate what was expected to become a scarce commodity and bond prices quickly rose.

By mid-April 2000, US Treasury bond yields had declined nearly 50 basis points (0.50%) to 5.67%. During the remainder of the period, US Treasury bond prices were volatile as strong economic reports and investors' concerns of additional moves by the Federal Reserve Board occasionally overshadowed the positive technical position of the long-term Treasury bond market. By mid-June, long-term US Treasury bond yields rose to more than 6.00%.

Recently a number of economic indicators have begun to suggest that the actions taken by the Federal Reserve Board in 1999 and early 2000 have started to affect US economic growth. Both new home sales and consumer spending have slowed, suggesting that economic growth may subside into a 4%-4.5% range by late 2000. In our opinion, this range of growth was targeted by the Federal Reserve Board as being sustainable, given current productivity measures, without endangering the present benign inflationary environment.

By June, investor focus returned to the dwindling supply of long-term US Treasury securities and bond prices generally rose for the remainder of the period. The decline in long-term US Treasury bond yields resulted in an inverted yield curve as short-term and intermediate-term interest rates did not fall proportionately to long-term interest rates as the Federal Reserve Board was expected to continue to raise short-term interest rates. The current inversion has had as much to do with debt reduction and Treasury buybacks as with investor expectations of slower economic growth.

Tax-exempt bond yields have also declined in recent months. The decline has largely been in response to the rally in US Treasury securities, as well as a continued positive technical supply environment. States such as California and Maryland have announced that their large current and anticipated future budget surpluses will permit the cancellation or postponement of expected bond issuance. Additionally, some issuers also have initiated tenders to repurchase existing debt, reducing the supply of tax-exempt bonds in the secondary market as well. Given the decline in available long-term Treasury securities, some investors who need longer maturity investment vehicles have begun to consider long-term municipal bonds as potential substitutes. This has further strengthened the overall positive technical position of the tax-exempt market. During the last six months, long-term revenue bond yields have declined more than 50 basis points to 5.72%, their lowest level since late August 1999, as measured by the Bond Buyer Revenue Bond Index.

August 2000 was one of the few months in recent years in which the tax-exempt bond market outperformed its taxable counterpart. This has largely been


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Merrill Lynch California Municipal Bond Fund                     August 31, 2000

a reflection of the continuing reduction in new municipal bond issuance and a moderate increase in investor demand. During the last six months, approximately $100 billion in long-term tax-exempt bonds was issued, a decline of almost 15% compared to the same period in 1999. During the last three months, more than $50 billion in new long-term municipal bonds was underwritten, a decline of nearly 10% compared to the same three-month period in 1999.

Recently, investor demand has been stronger, particularly among individual retail investors. Investors received more than $45 billion in coupon payments, bond maturities and the proceeds from early redemptions during June and July. Traditional institutional investors, such as mutual funds, have not played a major role during recent months as fund flows, although slowing, remained negative. However, non-traditional buyers, hedge funds and arbitrageurs have noticeably increased their activity as may be expected when tax-exempt bond yield ratios exceed 100% of their taxable counterparts as they have in recent weeks. Property/casualty insurers, after being unprofitable for a number of years, have also begun to return to the tax-exempt bond market.

However, tax-exempt bond yields have generally declined throughout most of this year. Much of the resulting price appreciation has been triggered by the significant improvement in the long-term US Treasury market. While the technical position of the municipal bond market has been very positive this year, it was also positive for most of 1999 when tax-exempt bond yields rose dramatically. From that perspective, it may be too early to become overly positive about the extent to which the municipal bond market can continue to improve. The US Treasury bond market has demonstrated on a number of occasions this year that its positive technical backdrop can quickly be subordinated by resurgent domestic economic growth.

Fiscal Year in Review

During the fiscal year ended August 31, 2000, our portfolio strategy was to seek to provide a generous tax-exempt yield to shareholders. We normally maintain a relatively fully invested position for the Fund, as we did throughout the 12-month period ended August 31, 2000. Occasionally, cash equivalent reserves were raised to 5% of total assets (although we still consider this level to be fully invested) if there were short-term concerns on the immediate direction of interest rates. Credit quality was a focus throughout this year, and it was a factor in achieving better overall performance. Credit quality spreads have been wide, and only recently, as the rally in municipal securities has become quite advanced, has there been any improvement (tightening) in these spreads. We purposely underutilized the basket of assets permitted to be committed to uninsured securities.

Recently, we have closely monitored retail demand for California municipal bonds. The improvement in bond prices has brought municipal yields to a level where retail demand usually slows. Consequently, we have concentrated new purchases in shorter maturity, higher-couponed securities. These purchases were financed through the sale of longer maturity, more interest rate-sensitive discount bonds. A combination of this restructuring and the general decline in interest rates lowered the Fund's portfolio duration from a high of nearly 10 years in mid-1999 to 8 years at August 31, 2000, which we consider to be a neutral position. By August 31, 2000, the Fund had 88% of its assets in securities rated AA or higher by at least one of the major rating agencies.

The past 12 months encompassed two very distinct trends in the fixed-income markets. The second half of 1999 witnessed a steady rise in interest rates and a subsequent deterioration in municipal bond prices. As a result, the Fund's fully invested position left it vulnerable to market volatility. As the backdrop for interest rates improved in 2000, we maintained our investment approach and performance recovered. Our emphasis on credit quality benefited the Fund's performance, as spreads have remained wide. We believe it is important to closely monitor the demand/supply technicals of the California municipal market in an effort to protect the recovery of the Fund's net asset values made so far this year.


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Merrill Lynch California Municipal Bond Fund                     August 31, 2000

In Conclusion

We appreciate your investment in Merrill Lynch California Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Walter C. O'Connor

Walter C. O'Connor
Vice President and Portfolio Manager

September 27, 2000


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Merrill Lynch California Municipal Bond Fund                     August 31, 2000

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver the Fund's performance would have been lower.

Average Annual Total Return

                                     % Return Without   % Return With
                                       Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 6/30/00                    +1.88%           -2.20%
--------------------------------------------------------------------------------
Five Years Ended 6/30/00                  +5.25            +4.39
--------------------------------------------------------------------------------
Ten Years Ended 6/30/00                   +6.32            +5.89
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                          % Return         % Return
                                        Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 6/30/00                     +1.36%          -2.50%
--------------------------------------------------------------------------------
Five Years Ended 6/30/00                   +4.73           +4.73
--------------------------------------------------------------------------------
Ten Years Ended 6/30/00                    +5.79           +5.79
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                         % Return         % Return
                                       Without CDSC     With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 6/30/00                    +1.35%           +0.38%
--------------------------------------------------------------------------------
Five Years Ended 6/30/00                  +4.63            +4.63
--------------------------------------------------------------------------------
Inception (10/21/94) through 6/30/00      +5.36            +5.36
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                    % Return Without   % Return With
                                      Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 6/30/00                     +1.78%          -2.29%
--------------------------------------------------------------------------------
Five Years Ended 6/30/00                   +5.16           +4.30
--------------------------------------------------------------------------------
Inception (10/21/94) through 6/30/00       +5.89           +5.14
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.


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Merrill Lynch California Municipal Bond Fund                     August 31, 2000

PERFORMANCE DATA (concluded)

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:

                                   8/90        8/00
ML California Municipal Bond
Fund+--Class A Shares*             $9,600      $18,478
Lehman Brothers Municipal Bond
Index++                            $10,000     $20,377

A line graph depicting the growth of an investment in the Fund's Class B Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:

                                   8/90        8/00
ML California Municipal Bond
Fund+--Class B Shares*             $10,000     $18,291
Lehman Brothers Municipal Bond
Index++                            $10,000     $20,377

A line graph depicting the growth of an investment in the Fund's Class C Shares and Class D Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:

                                   10/21/94**  8/00
ML California Municipal Bond
Fund+--Class C Shares*             $10,000     $13,918
ML California Municipal Bond
Fund+--Class D Shares*             $9,600      $13,764
Lehman Brothers Municipal Bond
Index++                            $10,000     $15,078

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML California Municipal Bond Fund invests primarily in long-term investment-grade obligations issued by or on behalf of the state of California, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. The starting date for the Index in the Class C & Class D Shares' graph is 10/31/94.
      Past performance is not predictive of future performance.

Recent Performance Results*

                                                                                           Ten Years/
                                                            6 Month        12 Month      Since Inception  Standardized
As of August 31, 2000                                    Total Return    Total Return     Total Return    30-Day Yield
======================================================================================================================
ML California Municipal Bond Fund Class A Shares            +8.13%           +7.02%          +92.47%         4.46%
----------------------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class B Shares            +7.86            +6.48           +82.94          4.15
----------------------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class C Shares            +7.81            +6.37           +39.18          4.05
----------------------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class D Shares            +8.08            +6.91           +43.37          4.37
======================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.


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Merrill Lynch California Municipal Bond Fund                     August 31, 2000

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P       Moody's    Face
Ratings   Ratings    Amount                                             Issue                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
California--97.6%
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa       $ 2,625    ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's Hospital
                               Medical Center), 6% due 12/01/2029 (a)                                                       $  2,770
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         3,750    Alameda, California, Public Financing Authority, Local Agency Special Tax Revenue Bonds
                               (Community Facility No. 1), Series A, 7% due 8/01/2019                                          4,055
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,880    Alameda County, California, COP (Financing Project), 6% due 9/01/2021 (h)                       5,171
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,000    Anaheim, California, Public Financing Authority, Tax Allocation Revenue Refunding Bonds,
                               RITES, 8.42% due 12/28/2018 (h)(j)                                                              3,551
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         6,000    Bay Area Government Association, California, Revenue Refunding Bonds (California
                               Redevelopment Agency Pool), Series A, 6% due 12/15/2024 (f)                                     6,241
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         1,025    California Educational Facilities Authority, Revenue Refunding Bonds (University of the
                               Pacific), 5.875% due 11/01/2020 (h)                                                             1,084
------------------------------------------------------------------------------------------------------------------------------------
                               California HFA, Home Mortgage Revenue Bonds:
AA-       Aa2         3,260      AMT, Series F-1, 7% due 8/01/2026 (d)                                                         3,373
AA-       Aa2         6,900      Series D, 5.85% due 8/01/2017                                                                 7,201
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa           980    California HFA, Housing Revenue Bonds, AMT, Series A, 7.20% due 2/01/2026 (h)                   1,012
------------------------------------------------------------------------------------------------------------------------------------
A+        Aa2         3,900    California HFA, Revenue Bonds, RIB, AMT, Series B-2, 8.351% due 8/01/2023 (d)(j)                4,178
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,000    California Health Facilities Finance Authority, Insured Health Facility Revenue Refunding
                               Bonds (Catholic Healthcare West), Series A, 6% due 7/01/2017 (h)                                3,198
------------------------------------------------------------------------------------------------------------------------------------
NR*       A1          5,780    California Health Facilities Finance Authority Revenue Bonds (Scripps Research Institute),
                               Series A, 6.625% due 7/01/2014                                                                  6,179
------------------------------------------------------------------------------------------------------------------------------------
A1+       VMIG1+      6,500    California Health Facilities Finance Authority, Revenue Refunding Bonds (Adventist Hospital),
                               VRDN, Series B, 3.30% due 9/01/2028 (h)(k)                                                      6,500
------------------------------------------------------------------------------------------------------------------------------------
                               California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                               Electric), VRDN (k):
A1+       NR*         1,900      Series C, 3.40% due 11/01/2026                                                                1,900
A1+       NR*           200      Series D, 3.35% due 11/01/2026                                                                  200
A1+       VMIG1+        100      Series E, 3.55% due 11/01/2026                                                                  100
A1        VMIG1+        200      Series G, 3.45% due 2/01/2016                                                                   200
------------------------------------------------------------------------------------------------------------------------------------
                               California Pollution Control Financing Authority, PCR, Refunding (Southern
                               California Edison Company), VRDN (k):
A1        VMIG1+      1,000      Series B, 3.60% due 2/28/2008                                                                 1,000
A1        P1            800      Series D, 3.60% due 2/28/2008                                                                   800
------------------------------------------------------------------------------------------------------------------------------------
AA-       Aa3         5,970    California State Department of Veteran Affairs, Home Purpose Revenue Refunding Bonds,
                                   Series C, 5.875% due 12/01/2015                                                             6,213
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch California Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
GO         General Obligation Bonds
HFA        Housing Finance Agency
INFLOS     Inverse Floating Rate Municipal Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
RITES      Residual Interest Tax-Exempt Securities
RITR       Residual Interest Trust Receipts
S/F        Single-Family
VRDN       Variable Rate Demand Notes


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Merrill Lynch California Municipal Bond Fund                     August 31, 2000

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's    Face
Ratings   Ratings    Amount                                             Issue                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
California (continued)
------------------------------------------------------------------------------------------------------------------------------------
                               California State, GO, Refunding (h):
AAA       Aaa       $ 5,000      5% due 8/01/2024                                                                           $  4,752
AAA       Aaa        15,000      4.25% due 10/01/2026                                                                         12,418
------------------------------------------------------------------------------------------------------------------------------------
A+        A           2,840    California State Public Works Board, High Technology Facilities, Lease Revenue Bonds
                               (San Jose Facilities), Series A, 7.75% due 8/01/2006                                            3,145
------------------------------------------------------------------------------------------------------------------------------------
                               California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                               Series A:
A+        AAA         8,000      7% due 11/01/2004 (i)                                                                         9,035
AAA       Aaa         5,000      5.50% due 1/01/2017 (a)                                                                       5,152
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    California State Public Works Board, Lease Revenue Refunding Bonds (Various University of
                               California Projects), Series A, 5.40% due 12/01/2016 (a)                                        2,064
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         6,000    California Statewide Communities Development Authority, COP, Refunding (Huntington
                               Memorial Hospital), 5.80% due 7/01/2026 (l)                                                     6,143
------------------------------------------------------------------------------------------------------------------------------------
                               Contra Costa County, California, Public Financing Authority, Tax Allocation Revenue Bonds,
                               Series A:
AAA       NR*           660      7.10% due 8/01/2002 (i)                                                                         710
BBB       NR*           340      7.10% due 8/01/2022                                                                             353
------------------------------------------------------------------------------------------------------------------------------------
                               Corona, California, COP, Refunding (Corona Community):
AAA       AAA         1,915      8% due 3/01/2009 (i)                                                                          2,418
AAA       AAA         2,230      8% due 3/01/2010 (i)                                                                          2,875
AAA       AAA         2,065      8% due 3/01/2011 (i)                                                                          2,643
AAA       AAA         2,810      8% due 3/01/2012 (i)                                                                          3,647
AAA       AAA         2,605      8% due 3/01/2013 (i)                                                                          3,373
AAA       AAA         2,410      8% due 3/01/2014 (i)                                                                          3,115
AAA       AAA         3,035      8% due 3/01/2015 (b)                                                                          3,959
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,000    Fairfield, California, Public Financing Authority, Revenue Refunding Bonds (Municipal Park
                               Improvement District No. 1), Series A, 5% due 7/01/2023 (f)                                     4,764
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,750    Hawthorne, California, School District, GO, Series A, 5.50% due 5/01/2022 (c)                   2,790
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,080    Irvine, California, Unified School District, Special Tax Refunding Bonds (Community
                               Facilities District No. 86-1), 5.50% due 11/01/2017 (a)                                         5,268
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                               Long Beach, California, Improvement Bond Act 1915 (Assessment District 90-2):
NR*       NR*           465      7% due 9/02/2001                                                                                475
NR*       NR*           495      7.05% due 9/02/2002                                                                             515
NR*       NR*           530      7.10% due 9/02/2003                                                                             551
NR*       NR*           570      7.15% due 9/02/2004                                                                             593
NR*       NR*           610      7.20% due 9/02/2005                                                                             634
NR*       NR*           650      7.25% due 9/02/2006                                                                             676
NR*       NR*         4,040      7.50% due 9/02/2011                                                                           4,202
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         5,695    Long Beach, California, M/F Housing Redevelopment Agency Revenue Bonds (Pacific Court
                               Apartments), AMT, Issue B, 6.95% due 9/01/2023 (m)                                              3,531
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         1,000    Long Beach, California, Special Tax Bonds (Community Facilities District No. 3--Pine Ave.),
                               6.375% due 9/01/2023                                                                            1,021
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         4,000    Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles),
                               6.20% due 11/01/2031 (a)                                                                        4,345
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,150    Los Angeles, California, Community Redevelopment Agency, Tax Allocation Refunding Bonds
                               (Bunker Hill), Series H, 6.50% due 12/01/2016 (f)                                               5,573
------------------------------------------------------------------------------------------------------------------------------------
AAA       AAA        10,000    Los Angeles, California, Convention and Exhibition Center Authority, COP,
                               9% due 12/01/2005 (i)                                                                          12,314
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Merrill Lynch California Municipal Bond Fund                     August 31, 2000

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's    Face
Ratings   Ratings    Amount                                             Issue                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
California (continued)
------------------------------------------------------------------------------------------------------------------------------------
                               Los Angeles, California, Department of Water and Power, Electric Plant Revenue
                               Refunding Bonds:
A+        Aa3       $ 1,750      5.875% due 2/15/2020                                                                       $  1,805
NR*       Aa3        10,000      RIB, Series 370, 7.74% due 2/15/2024 (j)                                                     10,680
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         5,000    Los Angeles, California, Harbor Department Revenue Bonds, RITR, AMT, Series RI-7,
                               8.095% due 11/01/2026 (h)(j)                                                                    5,604
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         5,000    Los Angeles, California, Harbor Department Revenue Refunding Bonds,
                               7.60% due 10/01/2018 (b)                                                                        6,276
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,000    Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue
                               Refunding Bonds, Proposition A, First Tier, Senior Series C, 5% due 7/01/2021 (a)               2,891
------------------------------------------------------------------------------------------------------------------------------------
AA        Aa2         4,000    Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series A,
                               5% due 7/01/2026                                                                                3,778
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        20,000    Northern California, Transmission Revenue Refunding Bonds (California--Oregon
                               Transmission Project), Series A, 5.25% due 5/01/2020 (h)                                       19,926
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,635    Ontario, California, Redevelopment Financing Authority Revenue Refunding Bonds
                               (Cimarron Project No. 1--Center City), 6.375% due 8/01/2020 (h)                                 5,900
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*        11,620    Pittsburg, California, Redevelopment Agency, Residential Mortgage Revenue Bonds,
                               9.60% due 6/01/2016 (b)                                                                        17,112
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         7,835    Pleasanton, California, Joint Powers Financing Authority, Revenue Refunding Reassessment
                               Bonds, Sub-Series B, 6.75% due 9/02/2017                                                        8,200
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    Port Oakland, California, Port Revenue Refunding Bonds, Series I, 5.60% due 11/01/2019 (h)      1,033
------------------------------------------------------------------------------------------------------------------------------------
AAAr      Aaa         6,295    Port Oakland, California, RITR, AMT, Class R, Series 5, 5.85% due 11/01/2012 (c)(j)             7,116
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,360    Roseville, California, Finance Authority, Local Agency Revenue Refunding Bonds (Northeast
                               Certified Bond Refinancing), Series A, 5% due 9/01/2021 (f)                                     2,274
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,865    Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds
                               (Solid Waste and Redevelopment Project), 5.75% due 12/01/2022 (a)                               4,007
------------------------------------------------------------------------------------------------------------------------------------
                               Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds:
AAA       Aaa         7,000      INFLOS, 8.564% due 8/15/2018 (c)(j)                                                           7,682
AAA       Aaa         9,000      Series L, 5.125% due 7/01/2022 (h)                                                            8,763
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    Sacramento County, California, Airport System Revenue Refunding Bonds, Sub-Series B,
                               5% due 7/01/2026 (c)                                                                            9,445
------------------------------------------------------------------------------------------------------------------------------------
AA        Aa3         3,690    Sacramento County, California, Sanitation District Financing Authority, Revenue Refunding
                               Bonds, Series A, 5.75% due 12/01/2018                                                           3,835
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,500    Saddleback Valley, California, Unified School District, Public Financing Authority, Special
                               Tax Revenue Refunding Bonds, Series A, 5.65% due 9/01/2017 (f)                                  3,638
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,000    San Bernardino, California, Joint Powers Financing Authority, Tax Allocation Revenue
                               Refunding Bonds, Series A, 5.75% due 10/01/2015 (f)                                             4,223
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    San Diego, California, Certificates of Undivided Interest, Water Utility Fund, Net System
                               Revenue Bonds, 5% due 8/01/2021 (c)                                                             9,635
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         9,000    San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding
                               Bonds, 4.75% due 7/01/2023 (a)                                                                  8,171
------------------------------------------------------------------------------------------------------------------------------------
                               San Francisco, California, City and County Airport Commission, International Airport
                               Revenue Bonds, AMT, Second Series:
AAA       Aaa         6,500      Issue 6, 6.60% due 5/01/2020 (a)                                                              6,969
AAA       Aaa         3,000      Issue 11, 6.25% due 5/01/2026 (c)                                                             3,144
------------------------------------------------------------------------------------------------------------------------------------
AA        Aa3         1,720    San Francisco, California, City and County Educational Facilities, GO (Community College),
                               Series A, 5.75% due 6/15/2019                                                                   1,805
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Merrill Lynch California Municipal Bond Fund                     August 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P       Moody's    Face
Ratings   Ratings    Amount                                             Issue                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
California (concluded)
------------------------------------------------------------------------------------------------------------------------------------
AA        Aa3       $ 1,310    San Francisco, California, City and County Zoo Facilities, GO, Series B, 5.75% due 6/15/2019 $  1,375
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    San Jose, California, Redevelopment Agency Tax Allocation Bonds (Merged Area
                               Redevelopment Project), 5% due 8/01/2026 (a)                                                    9,445
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,420    San Jose--Evergreen, California, Community College District, GO, Series B,
                               5.50% due 9/01/2021 (c)                                                                         1,445
------------------------------------------------------------------------------------------------------------------------------------
                               San Juan, California, Unified School District, GO:
AAA       Aaa         3,740      5.625% due 8/01/2017 (c)                                                                      3,950
AAA       Aaa         2,000      5.70% due 8/01/2019 (f)                                                                       2,096
AAA       Aaa         4,345      5.625% due 8/01/2020 (c)                                                                      4,492
------------------------------------------------------------------------------------------------------------------------------------
AA        Aa2         1,250    San Mateo, California, GO (Library Improvement Project), 5.625% due 8/01/2025                   1,275
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    Santa Clara County, California, Financing Authority, Lease Revenue Bonds (VMC Facility
                               Replacement Project), Series A, 6.75% due 11/15/2004 (a)(i)                                    11,211
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        15,000    Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds,
                               Series A, 5% due 11/15/2022 (a)                                                                14,359
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         8,750    Santa Clara Valley, California, Water District, COP, Refunding and Improvement Bonds,
                               Series A, 6% due 2/01/2024 (c)                                                                  9,072
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         3,000    Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                               Facilities District No. 99), Series 1, 6.25% due 9/01/2029                                      3,048
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,000    Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake
                               Recovery Redevelopment Project), 6% due 7/01/2029 (a)                                           4,231
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    Santa Rosa, California, Wastewater Revenue Refunding Bonds (Subregional Wastewater
                               Project), Series A, 5% due 9/01/2022 (c)                                                        9,563
------------------------------------------------------------------------------------------------------------------------------------
                               Southern California Home Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-Backed
                               Securities Program), AMT, Series A:
AAA       NR*         1,775      7.625% due 10/01/2023 (g)                                                                     1,812
AAA       NR*         1,290      7.35% due 9/01/2024 (e)                                                                       1,322
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,000    University of California, Revenue Refunding Bonds (Multiple Purpose Projects), Series E,
                               5.125% due 9/01/2020 (h)                                                                        4,923
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--1.0%
------------------------------------------------------------------------------------------------------------------------------------
AAAr      Aaa         4,000    Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3,
                               5.80% due 7/01/2016 (h)(j)                                                                      4,370
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$401,875)--98.6%                                                                                    429,881
Other Assets Less Liabilities--1.4%                                                                                            6,155
                                                                                                                            --------
Net Assets--100.0%                                                                                                          $436,036
                                                                                                                            ========
------------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   Escrowed to maturity.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FNMA/GNMA Collateralized.
(f)   FSA Insured.
(g)   GNMA Collateralized.
(h)   MBIA Insured.
(i)   Prerefunded.
(j) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 2000.
(k) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 2000.
(l)   Connie Lee Insured.
(m)   Non-income producing security.
*     Not Rated.
+     Highest short-term rating by Moody's Investors Service, Inc.

Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.


--------
       9

Merrill Lynch California Municipal Bond Fund                     August 31, 2000

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of August 31, 2000

Assets:                Investments, at value (identified cost--$401,874,907) .......................                   $429,881,078
                       Cash ........................................................................                         60,801
                       Receivables:
                         Interest ..................................................................   $  6,439,190
                         Securities sold ...........................................................        902,700
                         Beneficial interest sold ..................................................        439,990       7,781,880
                                                                                                       ------------
                       Prepaid registration fees and other assets ..................................                         89,131
                                                                                                                       ------------
                       Total assets ................................................................                    437,812,890
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:           Payables:
                         Beneficial interest redeemed ..............................................        734,674
                         Dividends to shareholders .................................................        563,544
                         Investment adviser ........................................................        163,376
                         Distributor ...............................................................        106,391       1,567,985
                                                                                                       ------------
                       Accrued expenses and other liabilities ......................................                        208,890
                                                                                                                       ------------
                       Total liabilities ...........................................................                      1,776,875
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:            Net assets                                                                                      $436,036,015
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------
Net Assets             Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:            shares authorized ...........................................................                      $ 283,017
                       Class B Shares of beneficial interest, $.10 par value, unlimited number of
                       shares authorized ...........................................................                      1,779,226
                       Class C Shares of beneficial interest, $.10 par value, unlimited number of
                       shares authorized ...........................................................                         91,122
                       Class D Shares of beneficial interest, $.10 par value, unlimited number of
                       shares authorized ...........................................................                      1,718,042
                       Paid-in capital in excess of par ............................................                    428,218,871
                       Accumulated realized capital losses--net ....................................                    (20,285,317)
                       Accumulated distributions in excess of realized capital gains--net ..........                     (3,775,117)
                       Unrealized appreciation on investments--net .................................                     28,006,171
                                                                                                                       ------------
                       Net assets ..................................................................                   $436,036,015
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:       Class A--Based on net assets of $31,868,647 and 2,830,174 shares
                       of beneficial interest outstanding ..........................................                   $      11.26
                                                                                                                       ============
                       Class B--Based on net assets of $200,408,704 and 17,792,261 shares
                       of beneficial interest outstanding ..........................................                   $      11.26
                                                                                                                       ============
                       Class C--Based on net assets of $10,261,949 and 911,220 shares
                       of beneficial interest outstanding ..........................................                   $      11.26
                                                                                                                       ============
                       Class D--Based on net assets of $193,496,715 and 17,180,419 shares
                       of beneficial interest outstanding ..........................................                   $      11.26
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------
      10

Merrill Lynch California Municipal Bond Fund                     August 31, 2000

Statement of Operations

                                                                                                                 For the Year Ended
                                                                                                                    August 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:     Interest and amortization of premium and discount earned                                        $ 27,619,333
------------------------------------------------------------------------------------------------------------------------------------
Expenses:              Investment advisory fees ....................................................   $  2,521,529
                       Account maintenance and distribution fees--Class B ..........................      1,128,785
                       Account maintenance fees--Class D ...........................................        188,172
                       Accounting services .........................................................        134,600
                       Transfer agent fees--Class B ................................................         83,174
                       Professional fees ...........................................................         79,459
                       Account maintenance and distribution fees--Class C ..........................         61,680
                       Printing and shareholder reports ............................................         56,874
                       Transfer agent fees--Class D ................................................         56,518
                       Custodian fees ..............................................................         47,859
                       Trustees' fees and expenses .................................................         32,997
                       Registration fees ...........................................................         23,624
                       Pricing fees ................................................................         15,307
                       Transfer agent fees--Class A ................................................          9,896
                       Transfer agent fees--Class C ................................................          4,008
                       Other .......................................................................         29,280
                                                                                                       ------------
                       Total expenses before reimbursement .........................................      4,473,762
                       Reimbursement of expenses ...................................................         (7,088)
                                                                                                       ------------
                       Total expenses after reimbursement ..........................................                      4,466,674
                                                                                                                       ------------
                       Investment income--net ......................................................                     23,152,659
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
Realized & Unreal-     Realized loss on investments--net ...........................................                    (20,285,317)
ized Gain (Loss) on    Change in unrealized appreciation on investments--net .......................                     24,293,874
Investments--Net:                                                                                                      ------------
                       Net Increase in Net Assets Resulting from Operations ........................                   $ 27,161,216
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------
      11

Merrill Lynch California Municipal Bond Fund                     August 31, 2000

Statements of Changes in Net Assets

                                                                                                            For the Year Ended
                                                                                                                 August 31,
                                                                                                       -----------------------------
Increase (Decrease) in Net Assets:                                                                          2000            1999
------------------------------------------------------------------------------------------------------------------------------------
Operations:            Investment income--net ......................................................   $ 23,152,659   $  27,598,478
                       Realized gain (loss) on investments--net ....................................    (20,285,317)      3,881,437
                       Change in unrealized appreciation on investments--net .......................     24,293,874     (42,431,664)
                                                                                                       ------------    ------------
                       Net increase (decrease) in net assets resulting from operations .............     27,161,216     (10,951,749)
                                                                                                       ------------    ------------
------------------------------------------------------------------------------------------------------------------------------------
Dividends &            Investment income--net:
Distributions to         Class A ...................................................................     (1,771,827)     (2,218,488)
Shareholders:            Class B ...................................................................    (10,985,694)    (14,430,329)
                         Class C ...................................................................       (489,378)       (595,163)
                         Class D ...................................................................     (9,905,760)    (10,354,498)
                       Realized gain on investments--net:
                         Class A ...................................................................             --        (669,761)
                         Class B ...................................................................             --      (4,938,507)
                         Class C ...................................................................             --        (211,983)
                         Class D ...................................................................             --      (3,177,980)
                       In excess of realized gain on investments--net:
                         Class A ...................................................................             --        (280,991)
                         Class B ...................................................................             --      (2,071,901)
                         Class C ...................................................................             --         (88,936)
                         Class D ...................................................................             --      (1,333,289)
                                                                                                       ------------    ------------
                       Net decrease in net assets from dividends and distributions to shareholders .    (23,152,659)    (40,371,826)
                                                                                                       ------------    ------------
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest    Net decrease in net assets derived from beneficial interest transactions ....    (80,602,960)    (40,854,161)
Transactions:                                                                                          ------------    ------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:            Total decrease in net assets ................................................    (76,594,403)    (92,177,736)
                       Beginning of year ...........................................................    512,630,418     604,808,154
                                                                                                       ------------    ------------
                       End of year .................................................................   $436,036,015    $512,630,418
                                                                                                       ============    ============
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------
      12

Merrill Lynch California Municipal Bond Fund                     August 31, 2000

Financial Highlights

                                                                                             Class A
The following per share data and ratios have been derived          -------------------------------------------------------------
from information provided in the financial statements.                             For the Year Ended August 31,
                                                                   -------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of year ......  $  11.10     $  12.15     $  11.81     $  11.49     $  11.40
Operating                                                          --------     --------     --------     --------     --------
Performance:            Investment income--net ..................       .58          .60          .63          .64          .64
                        Realized and unrealized gain (loss) on
                        investments--net ........................       .16         (.79)         .34          .32          .09
                                                                   --------     --------     --------     --------     --------
                        Total from investment operations ........       .74         (.19)         .97          .96          .73
                                                                   --------     --------     --------     --------     --------
                        Less dividends and distributions:
                          Investment income--net ................      (.58)        (.60)        (.63)        (.64)        (.64)
                          Realized gain on investments--net .....        --         (.18)          --           --           --
                          In excess of realized gain on
                          investments--net ......................        --         (.08)          --           --           --
                                                                   --------     --------     --------     --------     --------
                        Total dividends and distributions .......      (.58)        (.86)        (.63)        (.64)        (.64)
                                                                   --------     --------     --------     --------     --------
                        Net asset value, end of year ............  $  11.26     $  11.10     $  12.15     $  11.81     $  11.49
                                                                   ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ......      7.02%       (1.80%)       8.39%        8.55%        6.53%
Return:*                                                           ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses, net of reimbursement ..........       .67%         .65%         .65%         .63%         .65%
Average                                                            ========     ========     ========     ========     ========
Net Assets:             Expenses ................................       .67%         .65%         .65%         .63%         .65%
                                                                   ========     ========     ========     ========     ========
                        Investment income--net ..................      5.35%        5.07%        5.25%        5.49%        5.51%
                                                                   ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of year (in thousands) ..  $ 31,868     $ 37,641     $ 45,544     $ 44,652     $ 42,668
Data:                                                              ========     ========     ========     ========     ========
                        Portfolio turnover ......................     84.36%      106.84%       90.92%       73.60%       53.79%
                                                                   ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
                                                                                             Class B
The following per share data and ratios have been derived          -------------------------------------------------------------
from information provided in the financial statements.                             For the Year Ended August 31,
                                                                   -------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of year ......  $  11.10     $  12.16     $  11.82     $  11.49     $  11.40
Operating                                                          --------     --------     --------     --------     --------
Performance:            Investment income--net ..................       .53          .54          .57          .58          .58
                        Realized and unrealized gain (loss) on
                        investments--net ........................       .16         (.80)         .34          .33          .09
                                                                   --------     --------     --------     --------     --------
                        Total from investment operations ........       .69         (.26)         .91          .91          .67
                                                                   --------     --------     --------     --------     --------
                        Less dividends and distributions:
                          Investment income--net ................      (.53)        (.54)        (.57)        (.58)        (.58)
                          Realized gain on investments--net .....        --         (.18)          --           --           --
                          In excess of realized gain on
                          investments--net ......................        --         (.08)          --           --           --
                                                                   --------     --------     --------     --------     --------
                        Total dividends and distributions .......      (.53)        (.80)        (.57)        (.58)        (.58)
                                                                   --------     --------     --------     --------     --------
                        Net asset value, end of year ............  $  11.26     $  11.10     $  12.16     $  11.82     $  11.49
                                                                   ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ......      6.48%       (2.38%)       7.84%        8.09%        5.99%
Return:*                                                           ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses, net of reimbursement ..........      1.18%        1.16%        1.16%        1.14%        1.16%
Average                                                            ========     ========     ========     ========     ========
Net Assets:             Expenses ................................      1.18%        1.16%        1.16%        1.14%        1.16%
                                                                   ========     ========     ========     ========     ========
                        Investment income--net ..................      4.85%        4.57%        4.75%        4.98%        5.01%
                                                                   ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of year (in thousands) ..  $200,409     $269,191     $341,111     $376,018     $480,668
Data:                                                              ========     ========     ========     ========     ========
                        Portfolio turnover ......................     84.36%      106.84%       90.92%       73.60%       53.79%
                                                                   ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------

                * Total investment returns exclude the effects of sales charges.

                  See Notes to Financial Statements.


--------
      13

Merrill Lynch California Municipal Bond Fund                     August 31, 2000

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                             Class C
The following per share data and ratios have been derived          -------------------------------------------------------------
from information provided in the financial statements.                             For the Year Ended August 31,
                                                                   -------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of year ......  $  11.10     $  12.15     $  11.82     $  11.49     $  11.40
Operating                                                          --------     --------     --------     --------     --------
Performance:            Investment income--net ..................       .52          .53          .55          .57          .57
                        Realized and unrealized gain (loss) on
                        investments--net ........................       .16         (.79)         .33          .33          .09
                                                                   --------     --------     --------     --------     --------
                        Total from investment operations ........       .68         (.26)         .88          .90          .66
                                                                   --------     --------     --------     --------     --------
                        Less dividends and distributions:
                          Investment income--net ................      (.52)        (.53)        (.55)        (.57)        (.57)
                          Realized gain on investments--net .....        --         (.18)          --           --           --
                          In excess of realized gain on
                          investments--net ......................        --         (.08)          --           --           --
                                                                   --------     --------     --------     --------     --------
                        Total dividends and distributions .......      (.52)        (.79)        (.55)        (.57)        (.57)
                                                                   --------     --------     --------     --------     --------
                        Net asset value, end of year ............  $  11.26     $  11.10     $  12.15     $  11.82     $  11.49
                                                                   ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ......      6.37%       (2.40%)       7.65%        7.98%        5.88%
Return:*                                                           ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Average                 Expenses, net of reimbursement ..........      1.28%        1.26%        1.26%        1.24%        1.26%
Net Assets:                                                        ========     ========     ========     ========     ========
                        Expenses ................................      1.28%        1.26%        1.26%        1.24%        1.26%
                                                                   ========     ========     ========     ========     ========
                        Investment income--net ..................      4.75%        4.46%        4.64%        4.87%        4.91%
                                                                   ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of year (in thousands) ..  $ 10,262     $ 11,769     $ 12,646     $ 10,904     $  8,112
Data:                                                              ========     ========     ========     ========     ========
                        Portfolio turnover ......................     84.36%      106.84%       90.92%       73.60%       53.79%
                                                                   ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
                                                                                             Class D
The following per share data and ratios have been derived          -------------------------------------------------------------
from information provided in the financial statements.                             For the Year Ended August 31,
                                                                   -------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------------------

Per Share               Net asset value, beginning of year ......  $  11.10     $  12.16     $  11.82     $  11.49     $  11.40
Operating                                                          --------     --------     --------     --------     --------
Performance:            Investment income--net ..................       .57          .59          .62          .63          .63
                        Realized and unrealized gain (loss) on
                        investments--net ........................       .16         (.80)         .34          .33          .09
                                                                   --------     --------     --------     --------     --------
                        Total from investment operations ........       .73         (.21)         .96          .96          .72
                                                                   --------     --------     --------     --------     --------
                        Less dividends and distributions:
                          Investment income--net ................      (.57)        (.59)        (.62)        (.63)        (.63)
                          Realized gain on investments--net .....        --         (.18)          --           --           --
                          In excess of realized gain on
                          investments--net ......................        --         (.08)          --           --           --
                                                                   --------     --------     --------     --------     --------
                        Total dividends and distributions .......      (.57)        (.85)        (.62)        (.63)        (.63)
                                                                   --------     --------     --------     --------     --------
                        Net asset value, end of year ............  $  11.26     $  11.10     $  12.16     $  11.82     $  11.49
                                                                   ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ......      6.91%       (1.98%)       8.28%        8.53%        6.43%
Return:*                                                           ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Average Net             Expenses, net of reimbursement ..........       .77%         .75%         .75%         .73%         .75%
Assets:                                                            ========     ========     ========     ========     ========
                        Expenses ................................       .77%         .75%         .75%         .73%         .75%
                                                                   ========     ========     ========     ========     ========
                        Investment income--net ..................      5.25%        4.98%        5.15%        5.39%        5.42%
                                                                   ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of year (in thousands) ..  $193,497     $194,029     $205,507     $185,300     $111,817
Data:                                                              ========     ========     ========     ========     ========
                        Portfolio turnover ......................     84.36%      106.84%       90.92%       73.60%       53.79%
                                                                   ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------

                * Total investment returns exclude the effects of sales charges.

                  See Notes to Financial Statements.


--------
      14

Merrill Lynch California Municipal Bond Fund                     August 31, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch California Municipal Bond Fund (the "Fund") is part of Merrill Lynch California Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.


--------
      15

Merrill Lynch California Municipal Bond Fund                     August 31, 2000

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund is required to pay a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion. For the year ended August 31, 2000, FAM earned fees of $2,521,529, of which $7,088 was voluntarily waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                     Account                  Distribution
                                 Maintenance Fee                   Fee
--------------------------------------------------------------------------------
Class B .......................        .25%                       .25%
Class C .......................        .25%                       .35%
Class D .......................        .10%                        --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended August 31, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                           FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A .......................            $ 180               $ 1,843
Class D .......................           $3,315               $23,975
--------------------------------------------------------------------------------

For the year ended August 31, 2000, MLPF&S received contingent deferred sales charges of $243,711 and $3,268 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $3,460 relating to transactions subject to front-end sales charge waivers in Class D Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2000 were $371,751,043 and $450,824,363, respectively.

Net realized gains (losses) for the year ended August 31, 2000 and net unrealized gains as of August 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                     Realized             Unrealized
                                  Gains (Losses)             Gains
--------------------------------------------------------------------------------
Long-term investments .........    $(20,455,398)          $ 28,006,171
Financial futures contracts ...         170,081                     --
                                   ------------           ------------
Total .........................    $(20,285,317)          $ 28,006,171
                                   ============           ============
--------------------------------------------------------------------------------


--------
      16

Merrill Lynch California Municipal Bond Fund                     August 31, 2000

As of August 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $25,733,166, of which $29,017,750 related to appreciated securities and $3,284,584 related to depreciated securities. The aggregate cost of investments at August 31, 2000 for Federal income tax purposes was $4,147,912.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $80,602,960 and $40,854,161 for the years ended August 31, 2000 and August 31, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended August 31, 2000                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ...............................         271,703         $ 2,948,594
Shares issued to shareholders
in reinvestment of dividends ..............          69,523             752,791
                                                   --------         -----------
Total issued ..............................         341,226           3,701,385
Shares redeemed ...........................        (902,034)         (9,789,698)
                                                   --------         -----------
Net decrease ..............................        (560,808)        $(6,088,313)
                                                   ========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended August 31, 1999                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................          609,106        $  7,227,365
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................          122,428           1,444,553
                                                 ----------        ------------
Total issued .............................          731,534           8,671,918
Shares redeemed ..........................       (1,088,160)        (12,745,430)
                                                 ----------        ------------
Net decrease .............................         (356,626)       $ (4,073,512)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended August 31, 2000                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,627,358        $ 17,700,189
Shares issued to shareholders
in reinvestment of dividends .............          438,770           4,751,640
                                                 ----------        ------------
Total issued .............................        2,066,128          22,451,829
Automatic conversion
of shares ................................       (2,357,561)        (25,642,543)
Shares redeemed ..........................       (6,159,170)        (66,667,277)
                                                 ----------        ------------
Net decrease .............................       (6,450,603)       $(69,857,991)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended August 31, 1999                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................        2,830,125        $ 33,703,724
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................          833,279           9,839,025
                                                 ----------        ------------
Total issued .............................        3,663,404          43,542,749
Automatic conversion
of shares ................................       (2,200,888)        (25,897,609)
Shares redeemed ..........................       (5,278,922)        (61,926,061)
                                                 ----------        ------------
Net decrease .............................       (3,816,406)       $(44,280,921)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended August 31, 2000                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ...............................         236,784         $ 2,578,590
Shares issued to shareholders
in reinvestment of dividends ..............          24,482             265,078
                                                   --------         -----------
Total issued ..............................         261,266           2,843,668
Shares redeemed ...........................        (410,140)         (4,431,524)
                                                   --------         -----------
Net decrease ..............................        (148,874)        $(1,587,856)
                                                   ========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended August 31, 1999                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ...............................         382,150         $ 4,543,942
Shares issued to shareholders
in reinvestment of dividends
and distributions .........................          45,017             531,121
                                                   --------         -----------
Total issued ..............................         427,167           5,075,063
Shares redeemed ...........................        (407,459)         (4,766,401)
                                                   --------         -----------
Net increase ..............................          19,708         $   308,662
                                                   ========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended August 31, 2000                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................          399,431        $  4,340,658
Automatic conversion
of shares ................................        2,358,345          25,642,543
Shares issued to shareholders
in reinvestment of dividends .............          368,042           3,987,609
                                                 ----------        ------------
Total issued .............................        3,125,818          33,970,810
Shares redeemed ..........................       (3,420,976)        (37,039,610)
                                                 ----------        ------------
Net decrease .............................         (295,158)       $ (3,068,800)
                                                 ==========        ============
--------------------------------------------------------------------------------


--------
      17

Merrill Lynch California Municipal Bond Fund                     August 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended August 31, 1999                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,021,741        $ 12,244,084
Automatic conversion
of shares ................................        2,201,185          25,897,609
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................          541,373           6,385,449
                                                 ----------        ------------
Total issued .............................        3,764,299          44,527,142
Shares redeemed ..........................       (3,195,002)        (37,335,532)
                                                 ----------        ------------
Net increase .............................          569,297        $  7,191,610
                                                 ==========        ============
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 3, 1999, the Fund, along with certain other funds managed by FAM and its affiliates, entered into a one-year, unsecured $1,000,000,000 credit agreement with Bank of America and other lenders. The funds may borrow money for temporary or emergency purposes to meet shareholder redemptions. Each fund may borrow up to the maximum amount allowable under the fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The funds collectively pay a commitment fee of
 .09% per annum on the available portion of the facility. Amounts borrowed under the facility bear interest at the Federal Funds rate plus .50%. The Fund did not borrow from the facility during the year ended August 31, 2000.

6. Capital Loss Carryforward:

At August 31, 2000, the Fund had a net capital loss carryforward of approximately $3,190,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, Merrill Lynch California Municipal Bond Fund of Merrill Lynch California Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch California Municipal Bond Fund of Merrill Lynch California Municipal Series Trust as of August 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch California Municipal Bond Fund of Merrill Lynch California Municipal Series Trust as of August 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
September 29, 2000


--------
      18

Merrill Lynch California Municipal Bond Fund                     August 31, 2000

IMPORTANT TAX INFORMATION (unaudited)

All of the net investment income distributions paid monthly by Merrill Lynch California Municipal Bond Fund during its taxable year ended August 31, 2000 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributions paid by the Fund during the year.

Please retain this information for your records.

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Arthur Zeikel, Trustee
Vincent R. Giordano, Senior Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch California
Municipal Bond Fund
Merrill Lynch California
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #10329--8/00

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